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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check here if Amendment / /; Amendment Number:
                                               ----------

     This Amendment (Check only one):   / / is a restatement
                                        / / adds new holdings entries

Institutional Investment Manager Filing this Report:

     Name:    Brookfield Investment Management Inc.
              -------------------------------------
     Address: Three World Financial Center
              -------------------------------------
              200 Vesey Street
              -------------------------------------
              New York, NY 10281
              -------------------------------------

Form 13F File Number: 028-13826

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seth Gelman
       -----------------------------------
Title: Chief Compliance Officer
       -----------------------------------
Phone: 212-549-8415
       -----------------------------------

Signature, Place, and Date of Signing:

/s/ Seth A. Gelman                     New York, NY    May 17, 2010
------------------------------------   -------------   ------------
     [Signature]                       [City, State]      [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                        -----------

Form 13F Information Table Entry Total:         121
                                        -----------

Form 13F Information Table Value Total:   2,479,460
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

(1)   028-13827              AMP Capital Brookfield (US) LLC
---   --------------------   --------------------------------

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FORM 13F
31-Mar-10

                               TITLE OF                VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
       NAME OF ISSUER            CLASS      CUSIP     (X$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE    SHARED    NONE
------------------------------ -------- ------------ --------- --------- --- ---- ------- -------- --------- ------- ---------
7 Days Group Holdings Lt -ADR  COM      81783J101       12,183 1,172,550 SH       Defined    (1)     754,600           417,950
ALTRIA GROUP INC.              COM      02209S103        2,290   111,580 SH       Sole               111,580
AMERICAN ELECTRIC POWER CO INC COM      25537101         2,245    65,695 SH       Sole                65,695
American Tower Corp            COM      029912201        4,006    94,026 SH       Defined    (1)      94,026
American Water Works Co Inc    COM      030420103          918    42,200 SH       Defined    (1)      42,200
ASTRAZENECA PLC                COM      46353108         2,252    50,350 SH       Sole                50,350
AT&T                           COM      00206R102        3,289   127,255 SH       Sole               127,255
AvalonBay Communities Inc      COM      053484101       79,705   951,587 SH       Shared-    (1)      28,545 923,042   785,477
                                                                                  Defined
B&G FOODS INC                  COM      05508R106          234    22,285 SH       Sole                22,285
Beazer Homes USA Inc           COM      07556Q105        1,589   350,000 SH       Defined    (1)     218,200           131,800
BioMed Realty Trust Inc        COM      09063H107       53,313 3,223,277 SH       Defined    (1)     503,400         2,719,877
Boardwalk Real Estate Investme COM      096631106       58,066 1,464,986 SH       Defined    (1)     220,276         1,244,710
Boston Properties Inc          COM      101121101      227,017 3,009,241 SH       Defined    (1)     533,718         2,475,523
BP PLC                         COM      55622104         2,200    38,555 SH       Sole                38,555
BPO Properties Ltd             COM      05565B101        1,971   103,900 SH       Defined    (1)     103,900
Brandywine Realty Trust        COM      105368203       82,954 6,793,968 SH       Defined    (1)   1,074,843         5,719,125
BRISTOL-MYERS SQUIBB COMPANY   COM      110122108        2,384    89,305 SH       Sole                89,305
BRITISH AMERICAN TOBACCO PLC   COM      110448107        2,323    33,715 SH       Sole                33,715
Brookdale Senior Living Inc    COM      112463104      118,781 5,702,384 SH       Defined    (1)     949,482         4,752,902
Brookfield Homes Corp          COM      112723101          549    62,842 SH       Defined    (1)      62,842
Brookfield Properties Corp     COM      112900105       77,738 5,061,099 SH       Defined    (1)     552,070         4,509,029
Camden Property Trust          COM      133131102       93,009 2,234,183 SH       Defined    (1)     303,133         1,931,050
Canadian National Railway Co   COM      136375102          243     4,000 SH       Defined    (1)       4,000
Canadian National Railway Co   COM      136375102          339     5,600 SH       Defined    (1)       5,600
China Real Estate Inform - ADR COM      16948Q103        6,161   614,855 SH       Defined    (1)     282,600           332,255
CITIGROUP INC                  COM      172967101          148    36,538 SH       Sole                36,538
Colonial Properties Trust      COM      195872106        2,559   198,642 SH       Defined    (1)                       198,642
CONSOLIDATED EDISON INC        COM      209115104        2,192    49,225 SH       Sole                49,225
Crown Castle International Cor COM      228227104        2,085    54,550 SH       Defined    (1)      54,550
CSX Corp                       COM      126408103        1,257    24,700 SH       Defined    (1)      24,700
DEUTSCHE TELEKOM AG            COM      251566105        2,220   164,425 SH       Sole               164,425
Developers Diversified Realty  COM      251591103       66,472 5,461,966 SH       Defined    (1)     832,100         4,629,866
Digital Realty Trust Inc       COM      253868103       47,184   870,547 SH       Defined    (1)     154,247           716,300
DOMINION RESOURCES INC VA      COM      25746U109        2,379    57,870 SH       Sole                57,870
Douglas Emmett Inc             COM      25960P109       16,952 1,102,935 SH       Defined    (1)      76,882         1,026,053
DU PONT (EI) DE NEMOURS & CO   COM      263534109        2,346    63,000 SH       Sole                63,000
DUKE ENERGY CORP               COM      26441C105        2,167   132,790 SH       Sole               132,790
Emeritus Corp                  COM      291005106        1,933    94,983 SH       Defined    (1)      42,000            52,983
Empresas ICA S.A. - Spons ADR  COM      292448206          574    56,400 SH       Defined    (1)      56,400
Enbridge Energy Management LLC COM      29250X103          398     7,800 SH       Defined    (1)       7,800
Enbridge Inc                   COM      29250N105        2,351    49,290 SH       Defined    (1)      49,290
EPR 5.75% Pfd Series C         PFD      29380T402          911    50,000 SH       Defined    (1)      50,000
EPR 9% Pfd Series E            PFD      29380T600       11,542   441,900 SH       Defined    (1)     330,200           111,700
Equity One Inc                 COM      294752100       44,655 2,363,958 SH       Defined    (1)     419,208         1,944,750
Equity Residential             COM      29476L107       35,984   919,128 SH       Defined    (1)      93,428           825,700
FelCor Lodging 8% Pfd Series A PFD      31430F200        2,670   147,500 SH       Defined    (1)     130,500            17,000
FelCor Lodging 8% Pfd Series C PFD      31430F507        2,506   144,000 SH       Defined    (1)     117,700            26,300
Forest City Enterprises Inc    COM      345550107       49,310 3,421,963 SH       Defined    (1)     617,095         2,804,868
FRANCE TELECOM SA              COM      35177Q105        2,130    88,650 SH       Sole                88,650
FRONTIER COMMUNICATIONS CORP   COM      35906A108          118    15,900 SH       Sole                15,900
GENERAL ELECTRIC CO            COM      369604103        1,229    67,500 SH       Sole                67,500
GLAXOSMITHKLINE PLC            COM      37733W105        2,131    55,320 SH       Sole                55,320
Glimcher Realty Trust          COM      379302102        3,445   679,447 SH       Defined    (1)     400,230           279,217
Grubb & Ellis Co               COM      400095204        2,588 1,176,212 SH       Defined    (1)     530,100           646,112
HFF Inc - Class A              COM      40418F108        3,393   456,715 SH       Defined    (1)     281,215           175,500
Host Hotels & Resorts Inc      COM      44107P104       76,150 5,197,947 SH       Defined    (1)     858,391         4,339,556
Hovnanian Enterprises Inc      COM      442487203          549   126,100 SH       Defined    (1)     126,100
HRPT Prop Pref 6.50% Series D  PFD      40426W507       18,787   923,200 SH       Defined    (1)     923,200
Inland Real Estate Corp        COM      457461200       20,506 2,241,096 SH       Defined    (1)     812,100         1,428,996
IRSA Inversiones y Representac COM      450047204          928    85,900 SH       Defined    (1)      85,900
ISHARES                        COM      464287507          526     6,680 SH       Sole                 6,680
ISHARES                        COM      464287200        1,594    13,583 SH       Sole                13,583
ISHARES                        COM      464287622          976    15,100 SH       Sole                15,100
ISHARES                        COM      464287879        1,065    16,610 SH       Sole                16,610
ISHARES                        COM      464287465          977    17,457 SH       Sole                17,457
ISHARES                        COM      464287887        1,117    18,240 SH       Sole                18,240
ISHARES                        COM      464287408        1,340    23,729 SH       Sole                23,729
ISHARES                        COM      464287309        1,466    24,467 SH       Sole                24,467
JOHNSON & JOHNSON              COM      478160104        2,254    34,565 SH       Sole                34,565
Kilroy Realty Corp             COM      49427F108       80,150 2,598,900 SH       Defined    (1)     572,402         2,026,498
Kimco Realty Corp              COM      49446R109       97,948 6,262,671 SH       Defined    (1)     910,397         5,352,274
Kite Realty Group Trust        COM      49803T102        4,853 1,025,900 SH       Defined    (1)                     1,025,900
KKR FINANCIAL HOLDINGS LLC     COM      48248A306          148    18,010 SH       Sole                18,010
Lexington Realty Trust         COM      529043101       21,863 3,358,397 SH       Defined    (1)   1,446,428         1,911,969
LILLY ELI & CO                 COM      532457108        2,215    61,155 SH       Sole                61,155
LORILLARD INC                  COM      544147101        2,151    28,590 SH       Sole                28,590
Macerich Co/The                COM      554382101       85,104 2,221,455 SH       Defined    (1)     335,773         1,885,682
MGM Mirage                     COM      552953101        2,962   246,800 SH       Defined    (1)     139,100           107,700
Mission West Properties Inc    COM      605203108        5,494   798,600 SH       Defined    (1)     350,638           447,962
National Grid PLC              COM      636274300          219     4,500 SH       Defined    (1)       4,500
Northeast Utilities            COM      664397106        1,672    60,481 SH       Defined    (1)      60,481
Northwestern Corp              COM      668074305        2,799   104,400 SH       Defined    (1)     104,400
Omega Healthcare Investors Inc COM      681936100       65,224 3,346,562 SH       Defined    (1)     508,300         2,838,262
PAETEC HOLDING CORP            COM      695459107           70    15,000 SH       Sole                15,000
PHILIP MORRIS INTL INC         COM      718172109        2,411    46,217 SH       Sole                46,217
PIK Group                      COM      69338N206        2,757   535,300 SH       Defined    (1)     535,300
PITNEY BOWES INC               COM      724479100        2,303    94,175 SH       Sole                94,175
Public Storage                 COM      74460D109      113,512 1,233,964 SH       Defined    (1)     188,960         1,045,004
QWEST COMMUNICATIONS INTERNATI COM      749121109          677   129,700 SH       Sole               129,700
Ramco-Gershenson Properties Tr COM      751452202        1,430   127,000 SH       Defined    (1)                       127,000
Rayonier Inc                   COM      754907103       71,101 1,565,074 SH       Defined    (1)     240,584         1,324,490
Retail Opportunity Investments COM      76131N101        3,153   311,600 SH       Defined    (1)                       311,600
REYNOLDS AMERICAN INC          COM      724479106        2,231    41,335 SH       Sole                41,335
Sempra Energy                  COM      816851109        2,944    59,000 SH       Defined    (1)      59,000
Simon Property Group Inc       COM      828806109      292,974 3,491,948 SH       Defined    (1)     546,346         2,945,602
SOUTHERN COMPANY               COM      842587107        2,243    67,640 SH       Sole                67,640
Southern Union Co              COM      844030106        1,228    48,400 SH       Defined    (1)      48,400
SOUTHERN UNION CO              COM      844030106        2,971   117,120 SH       Sole               117,120
SPDR S&P MIDCAP 400 ETF TRUST  COM      78467Y107        2,222    15,520 SH       Sole                15,520
SPDR TRUST SERIES I            COM      78462F103        1,831    15,653 SH       Sole                15,653
Spectra Energy Corp            COM      847560109        1,825    81,000 SH       Defined    (1)      81,000
SPG 6% Pfd Series I            PFD      828806802        1,714    24,100 SH       Defined    (1)       1,700            22,400
Starwood Hotels & Resorts Worl COM      85590A401       48,479 1,039,425 SH       Defined    (1)     163,600           875,825
Starwood Property Trust        COM      85571B105        3,805   197,144 SH       Defined    (1)       2,744           194,400
SUPERMEDIA INC                 COM      868447103          382     9,400 SH       Sole                 9,400
Taubman Centers Inc            COM      876664103      116,814 2,926,201 SH       Defined    (1)     534,603         2,391,598
TELEFONICA DE ESPANA S A       COM      879382208        2,099    29,525 SH       Sole                29,525
Terreno Realty Corp            COM      88146M101       11,195   567,400 SH       Defined    (1)     234,200           333,200
Thomas Properties Group Inc    COM      884453101        2,148   645,100 SH       Defined    (1)     645,100
TransCanada Corp               COM      89353D107        5,135   140,100 SH       Defined    (1)     140,100
UDR Inc                        COM      902653104        1,238    70,200 SH       Defined    (1)                        70,200
UNILEVER PLC                   COM      904767704        2,202    75,200 SH       Sole                75,200
Union Pacific Corp             COM      907818108          396     5,400 SH       Defined    (1)       5,400
US STEEL CORP                  COM      912909108        1,251    19,700 SH       Sole                19,700
VERIZON COMMUNICATIONS         COM      92343V104        2,227    71,798 SH       Sole                71,798
VERIZON COMMUNICATIONS INC     COM      92343V104          953    30,730 SH       Sole                30,730
VODAFONE GROUP PLC             COM      92857W209        2,288    98,145 SH       Sole                98,145
Vornado Realty Trust           COM      929042109        7,932   104,779 SH       Defined    (1)     104,779
Weingarten Realty Investors    COM      948741103      105,714 4,903,265 SH       Defined    (1)     767,218         4,136,047
WINDSTREAM CORP                COM      97381W104          694    63,700 SH       Sole                63,700
XCEL ENERGY INC                COM      98389B100        2,285   107,790 SH       Sole               107,790
REPORT SUMMARY                 121      DATA RECORDS 2,479,460           1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED